INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 3,418,000	$ 3,060,000
Valuation allowance	(3,418,000)	(3,060,000)
Net deferred tax asset	$ (0)	$ (0)